Note 10 - Contingent Payment Obligations (Details Textual) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended	83 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Mar. 31, 2020
Repayments of Debt				$ 3,300
Contingent Payment Obligation, Remaining Principal Amount	$ 14,700			14,700
Contingent Payment Obligation, Minimum Return	56,900	$ 48,800		56,900
Common Stock With Contingent Payment Rights [Member]
Proceeds from Issuance of Common Stock	0	1,100
Contingent Payment Rights [Member]
Proceeds from Issuance of Common Stock		$ 400
Maximum Amount of Net Proceeds Recoverable	10,000			10,000
Amount Investors' Subscription is Divided By	10,000			10,000
Aggregate Proceeds From Contingent Payment Rights	5,800			5,800
Termination Fee [Member] | Unsecured Debt [Member]
Advances From Funder			$ 1,000
Loss Contingency, Estimate of Possible Loss	$ 2,400			2,400	$ 5,000
Contingent Payment Obligation [Member] | Minimum [Member]
Proceeds From Patent-Related Actions, Percent	100.00%
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Debt Instrument, Fair Value Disclosure, Total	$ 2,700			2,700
Brickell [Member]
Proceeds from Issuance of Debt	$ 0			$ 18,000